BNY MELLON MUNICIPAL BOND FUNDS, INC.

BNY Mellon Municipal Bond Fund

BNY MELLON ADVANTAGE FUNDS, INC.

BNY Mellon Dynamic Value Fund

BNY Mellon Opportunistic Midcap Value Fund

BNY Mellon Opportunistic Small Cap Fund

BNY Mellon Structured Midcap Fund

BNY Mellon Technology Growth Fund

BNY MELLON INVESTMENT FUNDS IV, INC.

BNY Mellon Floating Rate Income Fund

BNY MELLON MUNICIPAL FUNDS, INC.

BNY Mellon AMT-Free Municipal Bond Fund

BNY Mellon High Yield Municipal Bond Fund

Incorporated herein by reference is a supplement to the above-referenced funds' prospectuses filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on March 19, 2020 (SEC Accession No. 0000053808-20-000026).